                                   [GRAPHIC]

                                                   Annual Report August 31, 1999


Oppenheimer
CAPITAL
APPRECIATION FUND


                                  [LOGO] OPPENHEIMERFUNDS -Registered Trademark-
                                         THE RIGHT WAY TO INVEST

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------


          CONTENTS

          3  President's Letter

          5  An Interview with Your Fund's Manager

          9  Fund Performance

          14 Financial Statements

          35 Independent Auditors' Report

          36 Federal Income Tax Information

          37 Officers and Trustees

          38 OppenheimerFunds Family

          40 Information and Services


WE TOOK ADVANTAGE OF THE SEPTEMBER AND OCTOBER 1998 MARKET SLUMP to increase our holdings in selected companies, many of which prospered in late 1998 and early 1999.

BROADENING MARKET STRENGTH IN APRIL 1999 PROVED BENEFICIAL for many of the Fund's industrial holdings, as well as our technology and consumer cyclical stocks.

WE SEE CONTINUING OPPORTUNITIES for growth in the enduring strength of the U.S. economy.


AVERAGE ANNUAL TOTAL RETURNS
For the 1-Year Period
Ended 8/31/99 *

Class A
Without     With
Sales Chg.  Sales Chg.
----------------------
47.36%      38.89%


Class B
Without     With
Sales Chg.  Sales Chg.
----------------------
46.20%      41.20%


Class C
Without     With
Sales Chg.  Sales Chg.
----------------------
46.16%      45.16%


Class Y
Without     With
Sales Chg.  Sales Chg.
----------------------
47.90%      47.90%
----------------------


------------------
NOT FDIC INSURED.
NO BANK GUARANTEE.
MAY LOSE VALUE.
------------------

* See page 12 for further details.


                    2   OPPENHEIMER CAPITAL APPRECIATION FUND

PRESIDENT'S LETTER
--------------------------------------------------------------------------------

DEAR SHAREHOLDER,

[PHOTO]

BRIDGET A. MACASKILL
President
Oppenheimer
Capital
Appreciation fund

In many ways, the 1999 investment environment has, so far, unfolded as many expected it would, producing both attractive opportunities and formidable challenges for investors.

     On the economic front, early worries about the effects of global weakness in the wake of last year's credit and currency crises have abated. Instead, as many economies around the world begin to strengthen, concerns now center around whether the U.S. economy may be growing too quickly. Throughout the year, consumers in the United States have continued to spend and borrow heavily, more than offsetting any temporary slowdown in the industrial and export sectors.

     The economy's strength has not gone unnoticed by the nation's monetary policymakers. In an effort to ward off emerging inflationary pressures, the Federal Reserve Board increased short-term interest rates this past summer.

     Market reaction to robust economic growth has been mixed. The U.S. bond market has generally declined, as fixed income investors became increasingly concerned about the effects of rising interest rates.

     In the stock market, the performance of large-capitalization growth stocks, which has driven the market's advance over the past few years, has begun to moderate, and many previously out-of-favor value-oriented mid-cap and small-cap stocks have rallied. At the same time, a healthy percentage of actively managed, diversified portfolios have once again begun to outperform unmanaged stock indices such as Standard & Poor's 500.

     At OppenheimerFunds, we applaud the Fed's pre-emptive strike against inflation. In our view, history has repeatedly demonstrated that most financial assets do best in a low-inflation environment. What's more, we believe that the move to higher interest rates should be temporary.


                    3   OPPENHEIMER CAPITAL APPRECIATION FUND

PRESIDENT'S LETTER
--------------------------------------------------------------------------------

     One recent development IS quite troublesome to us however: the increasing popularity of "day trading" among individuals seeking to make fast money in a volatile stock market. In our opinion, day trading is not investing, it is gambling. Experience proves that without extensive research and analysis, attempting to time short-term price swings is a fool's errand. Instead, we continue to encourage investors to maintain a long-term perspective that is measured in years, not days.

     Finally, while we remain alert to the potential impact of the Y2K issue, we are encouraged by the progress made in addressing the matter. At OppenheimerFunds, our shareholder accounting systems are already Y2K compliant, and we have successfully participated in all required industrywide tests. We intend to continue retesting our systems in order to help further protect against any potential problems. After all, whether in our computer accounting systems or the financial markets, managing risk is an important part of what makes OppenheimerFunds THE RIGHT WAY TO INVEST.

Sincerely,

/s/ Bridget A. Macaskill

Bridget A. Macaskill
September 22, 1999


                    4   OPPENHEIMER CAPITAL APPRECIATION FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER
--------------------------------------------------------------------------------

[PHOTO]
PORTFOLIO MANAGEMENT TEAM (L TO R)
Bruce Bartlett
Jane Putnam
(Portfolio Manager)

HOW DID OPPENHEIMER CAPITAL APPRECIATION FUND PERFORM DURING THE ONE-YEAR PERIOD THAT ENDED AUGUST 31, 1999?

A. Given the fact that the fiscal year opened with sharp market declines in September 1998, we are pleased with the Fund's performance over the period. The Fund's strongest gains occurred in late 1998 and early 1999 in the technology and consumer cyclical sectors. On the other hand, many of the Fund's investments in financial companies suffered as a result of rising interest rates later in 1999.

TO WHAT DO YOU ATTRIBUTE THE FUND'S PERFORMANCE?

The Fund benefited from a generally positive market environment for equities that favored our growth-at-a-reasonable-price investment strategy. Equities markets began rising in mid-October 1998 when the Federal Reserve Board (the
Fed) cut interest rates, thereby signaling the Fed's willingness to act decisively to avoid a recession in the United States. The move bolstered investor confidence, causing stock prices to rise sharply, especially among high-growth stocks that appeared likely to prosper in a slowing economy.

     Most equities indices continued to rise through January 1999, when fears of slowing economic growth again caused markets to falter. However, as winter turned to spring, U.S. economic activity showed signs of unexpected strength as did many global markets, and better-than-expected earnings were reported by a wide range of companies. As a result, in early April market sentiment turned positive again. This time, the market's strength was more broadly based, since investors saw the potential for global industrial growth benefiting many industries and market sectors.


                    5   OPPENHEIMER CAPITAL APPRECIATION FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER
--------------------------------------------------------------------------------

HOW DID YOU MANAGE THE FUND IN LIGHT OF THESE CONDITIONS?

We never wavered from our disciplined strategy of seeking stocks with high growth potential at a reasonable price. Accordingly, we took advantage of falling prices in September and October of 1998 to increase selected holdings at prices we considered to be bargains. When stock prices rose in late 1998 and early 1999, so did the value of many of our holdings, particularly technology companies, such as Cisco Systems, Inc., and consumer cyclical companies.

----------------------------------------
"WE NEVER WAVERED FROM OUR DISCIPLINED
STRATEGY OF SEEKING STOCKS WITH HIGH
GROWTH PORENTIAL AT A REASONABLE PRICE."
----------------------------------------

     During the broad market rally that began in April 1999, stock prices of many industrial companies rose along with expectations of growing global industrial activity. Consequently, several of the Fund's investments in industrial companies, such as manufacturer Sanmina Corp., began contributing positively to performance. We also continued to score successes in the fast-growing technology and consumer cyclical areas. In technology, top performers included telecommunications equipment companies, business software companies, and semiconductor makers. Among consumer cyclicals, the Fund benefited from exposure to broadcasting and advertising companies, as well as leisure and entertainment companies, such as Carnival Corp.

DID ANY INVESTMENTS DISAPPOINT DURING THE YEAR?

Some of our holdings in the financial services sector failed to keep pace with the market's advances due to rising interest rates. Interest rates affect financial companies in a variety of ways. For example, as interest rates increase, the value of outstanding fixed-interest loans falls. In addition, the overall level of financial activity tends to decrease as the cost of capital rises.


                    6   OPPENHEIMER CAPITAL APPRECIATION FUND

AVERAGE ANNUAL TOTAL RETURNS
For the Periods Ended 9/30/99(1)

Class A

1-Year    5-Year    10-Year
---------------------------------
31.68%    23.01%    15.91%
---------------------------------


Class B
                    Since
1-Year    5-Year    Inception
---------------------------------
33.60%    N/A       21.58%
---------------------------------


Class C
                    Since
1-Year    5-Year    Inception
---------------------------------
37.61%    23.43%    19.91%
---------------------------------


Class Y
                    Since
1-Year    5-Year    Inception
---------------------------------
40.22%    N/A       17.36%
---------------------------------

Nevertheless, companies such as Chase Manhattan Corp. and Citigroup, Inc., showed excellent earnings performance and remained poised to benefit from global economic growth. We believe these companies continue to represent quality investments at a reasonable price.

WHAT IS YOUR OUTLOOK OVER THE COMING MONTHS?

Going forward, we plan to adhere to our fundamental approach of seeking growth at the right price. Most indications point to continuing low inflation and robust consumer spending, which should drive U.S. economic performance. As a result, we see opportunities for strong earnings growth.

     We continue to believe companies offering technologies that improve productivity and enhance communications will help drive the economy's expansion. Likewise, we believe companies that cater to consumers' growing wealth, and financial companies that help meet the world's increasing need for investment and retirement products hold potential for success. Our goal is to identify the specific companies that we believe are the most likely to succeed, and to invest in them at a reasonable price.


1. See page 12 for further details.


                    7   OPPENHEIMER CAPITAL APPRECIATION FUND

In today's volatile economic environment, we believe our disciplined approach and emphasis on individual stock selection should serve investors well. That's why Oppenheimer Capital Appreciation Fund continues to be an important part of THE RIGHT WAY TO INVEST.

SECTOR ALLOCATION(2)

[PIE CHART]

/ / Technology        35.2%
/ / Consumer
    Cyclicals         14.8
/ / Consumer
    Staples           14.5
/ / Financial         10.6
/ / Capital Goods      6.3
/ / Energy             6.2
/ / Healthcare         5.7
/ / Communication
    Services           2.1
/ / Utilities          1.7
    Basic Materials    1.6
    Transportation     1.3


 TOP 5 INDUSTRIES(2)
 ------------------------------------------------------------
 Communication Equipment                              12.7%
 ------------------------------------------------------------
 Computer Software                                    10.2
 ------------------------------------------------------------
 Electronics                                           8.4
 ------------------------------------------------------------
 Autos & Housing                                       5.2
 ------------------------------------------------------------
 Diversified Financial                                 4.6
 ------------------------------------------------------------

 TOP 10 STOCK HOLDINGS(2)
 ------------------------------------------------------------
 Microsoft Corp.                                       4.6%
 ------------------------------------------------------------
 Cisco Systems, Inc.                                   3.0
 ------------------------------------------------------------
 Nokia Corp.                                           2.6
 ------------------------------------------------------------
 Vitesse Semiconductor Corp.                           2.2
 ------------------------------------------------------------
 Novell, Inc.                                          1.7
 ------------------------------------------------------------
 Carnival Corp.                                        1.7
 ------------------------------------------------------------
 Citigroup, Inc.                                       1.7
 ------------------------------------------------------------
 Royal Caribbean Cruises Ltd.                          1.6
 ------------------------------------------------------------
 Omnicom Group, Inc.                                   1.5
 ------------------------------------------------------------
 General Instrument Corp.                              1.5
 ------------------------------------------------------------


2. Portfolio is subject to change. Percentages are as of August 31, 1999 and are based on total market value of common stocks.


                    8   OPPENHEIMER CAPITAL APPRECIATION FUND

FUND PERFORMANCE
--------------------------------------------------------------------------------


HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION, BY THE MANAGER, OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED AUGUST 31, 1999, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.


MANAGEMENT'S DISCUSSION OF PERFORMANCE The fiscal year that ended
August 31, 1999, opened with sharp market declines in September 1998, driven by fears of recession. The Fund took advantage of these conditions by purchasing attractive stocks at prices the Manager considered to be bargains. When stock prices recovered strongly starting in mid-October 1998, spurred by aggressive action by the Federal Reserve Board, many of the Fund's holdings rose sharply. Our strongest gains in late 1998 and early 1999 occurred in the technology and consumer cyclical sectors. Although the stock market's advance stalled in January 1999, it resumed in April in response to strong U.S. economic performance and unexpectedly good corporate earnings reports from a broad range of companies and industries. The Fund's industrial holdings benefited from the resulting broad market strength, as did technology holdings in areas such as telecommunications equipment, business software and semiconductors, and consumer cyclical holdings in areas such as cruise lines, broadcasting and advertising, and product manufacturers. On the other hand, the Fund's holdings in financial companies suffered as a result of rising interest rates, while other investments suffered from company-specific problems. The Fund's portfolio holdings, allocations and strategies are subject to change.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until August 31, 1999; in the case of Class A shares, performance is measured over a ten year period; in the case of Class B shares, from the inception of the class on November 1, 1995, in the case of Class C shares, from the inception of the class on December 1, 1993, and in the case of Class Y shares, from the inception of the class on November 3, 1997. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestment of all dividends and capital gains distributions.

     The Fund's performance is compared to the performance of the Standard & Poor's (S&P) 500 Index, a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effect of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index shown.


                    9   OPPENHEIMER CAPITAL APPRECIATION FUND

FUND PERFORMANCE
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Capital Appreciation Fund (Class A) and S&P 500

[GRAPH]

Oppenheimer Capital Appreciation Fund Class A               $62,661
S&P 500                                                     $53,404


AVERAGE ANNUAL TOTAL RETURN OF CLASS A SHARES OF THE FUND AT 8/31/99(2)
1-Year 38.89%                5-Year 22.60%              10-Year 15.91%

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Capital Appreciation Fund (Class B) and S&P 500

[GRAPH]

Oppenheimer Capital Appreciation Fund Class B               $24,290
S&P 500                                                     $21,695


AVERAGE ANNUAL TOTAL RETURN OF CLASS B SHARES OF THE FUND AT 8/31/99(2)
1-Year 41.20%            Life 22.39%

The performance information for S&P 500 in the graphs begins on 12/31/88 for Class A, 10/31/95 for Class B, 11/30/93 for Class C and 10/31/97 for Class Y.


                    10 OPPENHEIMER CAPITAL APPRECIATION FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Capital Appreciation Fund (Class C) and S&P 500

[GRAPH]

Oppenheimer Capital Appreciation Fund Class C               $32,191
S&P 500                                                     $29,092


AVERAGE ANNUAL TOTAL RETURN OF CLASS C SHARES OF THE FUND AT 8/31/99(2)
1-Year 45.16%            5-Year 23.02%                 Life 20.41%

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Capital Appreciation Fund (Class Y) and S&P 500

[GRAPH]

Oppenheimer Capital Appreciation Fund Class Y               $14,824
S&P 500                                                     $13,689


AVERAGE ANNUAL TOTAL RETURN OF CLASS Y SHARES OF THE FUND AT 8/31/99(2)
1-Year 47.90%            Life 18.74%

1. The Fund changed its fiscal year end from 12/31 to 8/31.
2. See page 12 for further details.
Past performance is not predictive of future performance. Graphs are not drawn to the same scale.


                    11 OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES
--------------------------------------------------------------------------------

IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL SHORT-TERM CHANGES. FOR UPDATES ON THE FUND'S PERFORMANCE, PLEASE CONTACT YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048 OR VISIT OUR WEBSITE, WWW.OPPENHEIMERFUNDS.COM.

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown.

CLASS A The inception date of the Fund was 1/22/81. Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 11/1/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge. The ending account value shown in the graph is net of the applicable 3% contingent deferred sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 11/3/97. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the different performance calculations is in the Fund's prospectus.


                   12 OPPENHEIMER CAPITAL APPRECIATION FUND

[GRAPHIC]


                    13 OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS  August 31, 1999
-------------------------------------------------------------------------------

                                                                   Market Value
                                                          Shares     See Note 1
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 COMMON STOCKS--94.2%
-------------------------------------------------------------------------------
 BASIC MATERIALS--1.6%
-------------------------------------------------------------------------------
 CHEMICALS--1.2%
 PPG Industries, Inc.                                    380,000    $22,823,750
-------------------------------------------------------------------------------
 Union Carbide Corp.                                     260,000     14,787,500
                                                                   ------------
                                                                     37,611,250

-------------------------------------------------------------------------------
 PAPER--0.4%
 Boise Cascade Corp.                                     160,000      5,820,000
-------------------------------------------------------------------------------
 Rayonier, Inc.                                          137,700      5,714,550
                                                                   ------------
                                                                     11,534,550

-------------------------------------------------------------------------------
 CAPITAL GOODS--6.0%
-------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--1.9%
 Sanmina Corp.(1)                                            570,000     42,750,000
-----------------------------------------------------------------------------------
 Vishay Intertechnology, Inc.(1)                             800,000     17,150,000
                                                                       ------------
                                                                         59,900,000

-----------------------------------------------------------------------------------
 INDUSTRIAL SERVICES--1.2%
 Allied Waste Industries, Inc.(1)                            750,000      9,562,500
-----------------------------------------------------------------------------------
 Republic Services, Inc.(1)                                  560,000      6,090,000
-----------------------------------------------------------------------------------
 Waste Management, Inc.                                    1,000,000     21,812,500
                                                                       ------------
                                                                         37,465,000

-----------------------------------------------------------------------------------
 MANUFACTURING--2.9%
 AlliedSignal, Inc.                                          500,000     30,625,000
-----------------------------------------------------------------------------------
 Corning, Inc.                                               250,000     16,625,000
-----------------------------------------------------------------------------------
 Herman Miller, Inc.                                         400,000      9,425,000
-----------------------------------------------------------------------------------
 Tyco International Ltd.                                     355,575     36,024,192
                                                                       ------------
                                                                         92,699,192

-----------------------------------------------------------------------------------
 COMMUNICATION SERVICES--2.0%
-----------------------------------------------------------------------------------
 TELECOMMUNICATIONS-LONG DISTANCE--1.0%
 Intermedia Communications, Inc.(1)                          338,000      8,788,000
-----------------------------------------------------------------------------------
 MCI WorldCom, Inc.(1)                                       300,000     22,725,000
                                                                       ------------
                                                                         31,513,000

-----------------------------------------------------------------------------------
 TELEPHONE UTILITIES--0.8%
 Ameritech Corp.                                             220,000     13,887,500
-----------------------------------------------------------------------------------
 CenturyTel, Inc.                                            330,000     12,973,125
                                                                       ------------
                                                                         26,860,625


                    14 OPPENHEIMER CAPITAL APPRECIATION FUND

                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 TELECOMMUNICATIONS: WIRELESS--0.2%
 NorthPoint Communications Group, Inc.(1)                    195,600   $  5,171,175

-----------------------------------------------------------------------------------
 CONSUMER CYCLICALS--13.8%
-----------------------------------------------------------------------------------
 AUTOS & HOUSING--4.9%
 Arvin Industries, Inc.                                      244,900      8,755,175
-----------------------------------------------------------------------------------
 Centex Corp.                                                582,000     16,368,750
-----------------------------------------------------------------------------------
 Ethan Allen Interiors, Inc.                                 455,550     13,296,366
-----------------------------------------------------------------------------------
 Ford Motor Co.                                              800,000     41,700,000
-----------------------------------------------------------------------------------
 Gentex Corp.(1)                                             697,000     13,330,125
-----------------------------------------------------------------------------------
 Lafarge Corp.                                               375,300     10,320,750
-----------------------------------------------------------------------------------
 Southdown, Inc.                                             400,000     20,200,000
-----------------------------------------------------------------------------------
 Toll Brothers, Inc.(1)                                      509,600     10,319,400
-----------------------------------------------------------------------------------
 USG Corp.                                                   460,000     22,540,000
                                                                       ------------
                                                                        156,830,566

-----------------------------------------------------------------------------------
 CONSUMER SERVICES--2.6%
 Budget Group, Inc., Cl. A(1)                                992,000      8,742,000
-----------------------------------------------------------------------------------
 Hertz Corp., Cl. A                                          175,000      7,054,687
-----------------------------------------------------------------------------------
 Omnicom Group, Inc.                                         600,000     45,225,000
-----------------------------------------------------------------------------------
 Young & Rubicam, Inc.                                       500,000     22,312,500
                                                                       ------------
                                                                         83,334,187

-----------------------------------------------------------------------------------
 LEISURE & ENTERTAINMENT--2.7%
 Callaway Golf Co.                                           430,000      4,273,125
-----------------------------------------------------------------------------------
 Carnival Corp.                                            1,130,000     50,496,875
-----------------------------------------------------------------------------------
 Harley-Davidson, Inc.                                       250,000     13,625,000
-----------------------------------------------------------------------------------
 Harrah's Entertainment, Inc.(1)                             500,000     11,250,000
-----------------------------------------------------------------------------------
 Mandalay Resort Group(1)                                    400,000      8,200,000
                                                                       ------------
                                                                         87,845,000

-----------------------------------------------------------------------------------
 MEDIA--0.4%
 News Corp. Ltd., Sponsored ADR                              430,000     12,604,375
-----------------------------------------------------------------------------------
 RETAIL: GENERAL--0.9%
 Dayton Hudson Corp.                                         170,000      9,860,000
-----------------------------------------------------------------------------------
 K Mart Corp.(1)                                             770,000      9,673,125
-----------------------------------------------------------------------------------
 Nordstrom, Inc.                                             300,000      8,493,750
                                                                       ------------
                                                                         28,026,875


                    15 OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS  Continued
-----------------------------------------------------------------------------------
                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 RETAIL: SPECIALTY--0.9%
 AutoNation, Inc.(1)                                         560,000   $  7,245,000
-----------------------------------------------------------------------------------
 CSK Auto Corp.(1)                                           139,400      3,310,750
-----------------------------------------------------------------------------------
 TJX Cos., Inc.                                              225,000      6,496,875
-----------------------------------------------------------------------------------
 Zale Corp.(1)                                               360,000     12,487,500
                                                                       ------------
                                                                         29,540,125

-----------------------------------------------------------------------------------
 TEXTILE/APPAREL & HOME FURNISHINGS--1.4%
 Jones Apparel Group, Inc.(1)                                700,000     18,156,250
-----------------------------------------------------------------------------------
 Tommy Hilfiger Corp.(1)                                     800,000     27,150,000
                                                                       ------------
                                                                         45,306,250

-----------------------------------------------------------------------------------
 CONSUMER STAPLES--13.7%
-----------------------------------------------------------------------------------
 BEVERAGES--1.5%
 Adolph Coors Co., Cl. B                                     236,100     13,472,456
-----------------------------------------------------------------------------------
 Seagram Co. Ltd. (The)                                      660,000     35,021,250
                                                                       ------------
                                                                         48,493,706

-----------------------------------------------------------------------------------
 BROADCASTING--3.5%
 AMFM, Inc.(1)                                               550,000     27,087,500
-----------------------------------------------------------------------------------
 CBS Corp.(1)                                                700,000     32,900,000
-----------------------------------------------------------------------------------
 Comcast Corp., Cl. A Special                                450,000     14,681,250
-----------------------------------------------------------------------------------
 Infinity Broadcasting Corp., Cl. A(1)                       669,600     18,121,050
-----------------------------------------------------------------------------------
 Rogers Communications, Inc., Cl. B(1)                     1,005,200     17,683,378
-----------------------------------------------------------------------------------
 Sinclair Broadcast Group, Inc., Cl. A(1)                    100,000      1,625,000
                                                                       ------------
                                                                        112,098,178

-----------------------------------------------------------------------------------
 ENTERTAINMENT--3.4%
 Brinker International, Inc.(1)                              350,000      8,400,000
-----------------------------------------------------------------------------------
 Outback Steakhouse, Inc.(1)                                 200,000      5,925,000
-----------------------------------------------------------------------------------
 Royal Caribbean Cruises Ltd.                              1,030,000     48,216,875
-----------------------------------------------------------------------------------
 Time Warner, Inc.                                           620,000     36,773,750
-----------------------------------------------------------------------------------
 Wendy's International, Inc.                                 330,000      9,240,000
                                                                       ------------
                                                                        108,555,625

-----------------------------------------------------------------------------------
 FOOD--1.6%
 Del Monte Foods Co.(1)                                      700,000     10,587,500
-----------------------------------------------------------------------------------
 IBP, Inc.                                                   550,000     12,615,625
-----------------------------------------------------------------------------------
 Keebler Foods Co.(1)                                        465,000     13,862,812
-----------------------------------------------------------------------------------
 Nabisco Holdings Corp., Cl. A                               330,000     12,973,125
                                                                       ------------
                                                                         50,039,062


                    16 OPPENHEIMER CAPITAL APPRECIATION FUND

                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 FOOD & DRUG RETAILERS--2.4%
 CVS Corp.                                                   865,000    $36,059,688
-----------------------------------------------------------------------------------
 Kroger Co.(1)                                               180,000      4,162,500
-----------------------------------------------------------------------------------
 Safeway, Inc.(1)                                            765,000     35,620,313
                                                                       ------------
                                                                         75,842,501

-----------------------------------------------------------------------------------
 HOUSEHOLD GOODS--1.3%
 Avon Products, Inc.                                         942,000     41,330,250
-----------------------------------------------------------------------------------
 ENERGY--5.9%
-----------------------------------------------------------------------------------
 ENERGY SERVICES--2.6%
 Coastal Corp.                                               580,000     25,121,250
-----------------------------------------------------------------------------------
 Coflexip SA, Sponsored ADR                                  145,200      6,570,300
-----------------------------------------------------------------------------------
 Halliburton Co.                                             490,000     22,723,750
-----------------------------------------------------------------------------------
 Nabors Industries, Inc.(1)                                  420,000     11,340,000
-----------------------------------------------------------------------------------
 Transocean Offshore, Inc.                                   300,000     10,200,000
-----------------------------------------------------------------------------------
 Varco International, Inc.(1)                                679,800      8,412,525
                                                                       ------------
                                                                         84,367,825

-----------------------------------------------------------------------------------
 OIL - DOMESTIC--1.1%
 Amerada Hess Corp.                                          400,000     24,825,000
-----------------------------------------------------------------------------------
 Forest Oil Corp.(1)                                         660,000      9,858,750
                                                                       ------------
                                                                         34,683,750

-----------------------------------------------------------------------------------
 OIL - INTERNATIONAL--2.2%
 Mobil Corp                                           .      350,000     35,831,250
-----------------------------------------------------------------------------------
 Texaco, Inc.                                                160,000     10,160,000
-----------------------------------------------------------------------------------
 Total Fina SA, Sponsored ADR                                350,000     22,771,875
                                                                       ------------
                                                                         68,763,125

-----------------------------------------------------------------------------------
 FINANCIAL--10.0%
-----------------------------------------------------------------------------------
 BANKS--2.0%
 BankBoston Corp.                                            310,000     14,395,625
-----------------------------------------------------------------------------------
 Chase Manhattan Corp.                                       390,000     32,638,125
-----------------------------------------------------------------------------------
 Fleet Financial Group, Inc.                                 430,000     17,119,375
                                                                       ------------
                                                                         64,153,125

-----------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL--4.4%
 Citigroup, Inc.                                           1,128,750     50,158,828
-----------------------------------------------------------------------------------
 Goldman Sachs Group, Inc. (The)                             158,000      9,450,375
-----------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc.                                   320,000     23,880,000
-----------------------------------------------------------------------------------
 Morgan Stanley Dean Witter & Co.                            330,000     28,318,125


                    17 OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS  Continued
-----------------------------------------------------------------------------------
                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Diversified Financial Continued
 Price (T. Rowe) Associates, Inc.                            236,800 $    7,326,000
-----------------------------------------------------------------------------------
 Schwab (Charles) Corp.                                      500,000     19,750,000
                                                                       ------------
                                                                        138,883,328

-----------------------------------------------------------------------------------
 INSURANCE--2.7%
 Allstate Corp.                                              470,000     15,421,875
-----------------------------------------------------------------------------------
 American International Group, Inc.                          250,093     23,180,495
-----------------------------------------------------------------------------------
 Equitable Cos., Inc.                                        438,000     27,046,500
-----------------------------------------------------------------------------------
 Progressive Corp.                                           200,000     20,400,000
                                                                       ------------
                                                                         86,048,870

-----------------------------------------------------------------------------------
 REAL ESTATE INVESTMENT TRUSTS--0.9%
 Boston Properties, Inc.                                     870,000     28,981,875
-----------------------------------------------------------------------------------
 HEALTHCARE--5.3%
-----------------------------------------------------------------------------------
 HEALTHCARE/DRUGS--4.1%
 Amgen, Inc.(1)                                              450,000     37,434,375
-----------------------------------------------------------------------------------
 Elan Corp. plc, ADR(1)                                    1,162,000     37,256,625
-----------------------------------------------------------------------------------
 Genetech, Inc.(1)                                            39,500      6,487,875
-----------------------------------------------------------------------------------
 Genzyme Corp. (General Division)(1)                         180,800     10,203,900
-----------------------------------------------------------------------------------
 Pfizer, Inc.                                                420,000     15,855,000
-----------------------------------------------------------------------------------
 Schering-Plough Corp.                                       470,000     24,704,375
                                                                       ------------
                                                                        131,942,150

-----------------------------------------------------------------------------------
 HEALTHCARE/SUPPLIES & SERVICES--1.2%
 Baxter International, Inc.                                  340,000     22,801,250
-----------------------------------------------------------------------------------
 Cardinal Health, Inc.                                       220,800     14,076,000
-----------------------------------------------------------------------------------
 Safeskin Corp.(1)                                           200,000      1,587,500
                                                                       ------------
                                                                         38,464,750

-----------------------------------------------------------------------------------
 TECHNOLOGY--33.1%
-----------------------------------------------------------------------------------
 COMPUTER HARDWARE--3.0%
 Apple Computer, Inc.(1)                                     310,000     20,227,500
-----------------------------------------------------------------------------------
 EMC Corp.(1)                                                400,000     24,000,000
-----------------------------------------------------------------------------------
 Lexmark International Group, Inc., Cl. A(1)                 200,000     15,750,000
-----------------------------------------------------------------------------------
 Seagate Technology, Inc.(1)                               1,100,000     36,506,250
                                                                       ------------
                                                                         96,483,750

-----------------------------------------------------------------------------------
 COMPUTER SERVICES--0.6%
 Unisys Corp.(1)                                             450,000     19,350,000


                    18 OPPENHEIMER CAPITAL APPRECIATION FUND

                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 COMPUTER SOFTWARE--9.6%
 America Online, Inc.(1)                                     100,000   $  9,131,250
-----------------------------------------------------------------------------------
 BMC Software, Inc.(1)                                       650,000     34,978,125
-----------------------------------------------------------------------------------
 I2 Technologies, Inc.(1)                                    700,000     22,225,000
-----------------------------------------------------------------------------------
 Microsoft Corp.(1)                                        1,500,000    138,843,750
-----------------------------------------------------------------------------------
 Novell, Inc.(1)                                           2,200,000     52,112,500
-----------------------------------------------------------------------------------
 Oracle Corp.(1)                                             630,000     22,995,000
-----------------------------------------------------------------------------------
 Veritas Software Corp.(1)                                   430,000     25,477,500
                                                                       ------------
                                                                        305,763,125

-----------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--12.0%
 Alcatel SA, Sponsored ADR                                   500,000     15,468,750
-----------------------------------------------------------------------------------
 CIENA Corp.(1)                                              690,000     24,236,250
-----------------------------------------------------------------------------------
 Cisco Systems, Inc.(1)                                    1,330,000     90,190,625
-----------------------------------------------------------------------------------
 General Instrument Corp.(1)                                 890,000     43,776,875
-----------------------------------------------------------------------------------
 Lucent Technologies, Inc.                                   550,000     35,234,375
-----------------------------------------------------------------------------------
 Nokia Corp., A Shares, Sponsored ADR                        940,000     78,372,500
-----------------------------------------------------------------------------------
 Nortel Networks Corp.                                       540,000     22,173,750
-----------------------------------------------------------------------------------
 QUALCOMM, Inc.(1)                                           200,000     38,437,500
-----------------------------------------------------------------------------------
 Tellabs, Inc.(1)                                            560,000     33,355,000
                                                                       ------------
                                                                        381,245,625

-----------------------------------------------------------------------------------
 ELECTRONICS--7.9%
 Atmel Corp.(1)                                              600,000     23,587,500
-----------------------------------------------------------------------------------
 Flextronics International Ltd.(1)                           500,000     29,343,750
-----------------------------------------------------------------------------------
 LSI Logic Corp.(1)                                          370,000     20,997,500
-----------------------------------------------------------------------------------
 Micron Technology, Inc.(1)                                  500,000     37,281,250
-----------------------------------------------------------------------------------
 National Semiconductor Corp.(1)                             865,000     24,382,188
-----------------------------------------------------------------------------------
 Novellus Systems, Inc.(1)                                   350,000     18,878,125
-----------------------------------------------------------------------------------
 Texas Instruments, Inc.                                     400,000     32,825,000
-----------------------------------------------------------------------------------
 Vitesse Semiconductor Corp.(1)                              960,000     65,280,000
                                                                       ------------
                                                                        252,575,313

-----------------------------------------------------------------------------------
 TRANSPORTATION--1.2%
-----------------------------------------------------------------------------------
 RAILROADS & TRUCKERS--1.2%
 Canadian Pacific Ltd. (New)                                 250,000      5,859,375
-----------------------------------------------------------------------------------
 Kansas City Southern Industries, Inc.                       440,000     20,377,500
-----------------------------------------------------------------------------------
 Navistar International Corp.(1)                             250,000     12,156,250
                                                                       ------------
                                                                         38,393,125


                    19 OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS Continued
-------------------------------------------------------------------------------

                                                                                                          Market Value
                                                                                           Shares          See Note 1
----------------------------------------------------------------------------------------------------------------------
UTILITIES--1.6%
----------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
Potomac Electric Power Co.                                                                700,000       $  18,550,000
----------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--1.0%
Enron Corp.                                                                               320,000          13,400,000
----------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                                                 490,000          20,212,500
                                                                                                        --------------
                                                                                                           33,612,500
                                                                                                        --------------
Total Common Stocks (Cost $2,308,650,394)                                                               3,004,863,728

                                                                                           Face
                                                                                          Amount
----------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--2.3%(2)

New Center Asset Trust, 5.15%, 10/7/99                                             $   25,000,000          24,867,750
----------------------------------------------------------------------------------------------------------------------
Prudential Funding Corp., 5.29%, 10/14/99                                              25,000,000          24,842,035
----------------------------------------------------------------------------------------------------------------------
Prudential Funding Corp., 5.30%, 10/12/99                                              25,000,000          24,849,097
                                                                                                        --------------
Total Short-Term Notes (Cost $74,558,882)                                                                  74,558,882

----------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--3.3%

Repurchase agreement with First Chicago Capital Markets, 5.41%, dated 8/31/99, to be repurchased at $103,915,614 on 9/1/99, collateralized by U.S. Treasury
Nts., 4%-6.375%, 11/30/99-2/28/03, with a value of $102,981,310, and U.S.
Treasury Bills, 9/15/99, with a value of $3,076,650 (Cost $103,900,000)               103,900,000         103,900,000

----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,487,109,276)                                            99.8%      3,183,322,610
----------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                               0.2           5,304,759

NET ASSETS                                                                                  100.0%     $3,188,627,369



FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.
2. Short-term notes are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase.

See accompanying Notes to Financial Statements.


                    20  OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES August 31, 1999
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
ASSETS

Investments, at value (cost $2,487,109,276)-see accompanying statement                        $ 3,183,322,610
-------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                  7,689,864
Interest and dividends                                                                              2,566,259
Other                                                                                                 281,114
                                                                                              ---------------
Total assets                                                                                    3,193,859,847
-------------------------------------------------------------------------------------------------------------
LIABILITIES

Bank overdraft                                                                                      1,044,952
-------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                              2,153,744
Distribution and service plan fees                                                                    980,660
Transfer and shareholder servicing agent fees                                                         322,850
Trustees' compensation--Note 1                                                                        225,331
Shareholder reports                                                                                   185,266
Custodian fees                                                                                         20,440
Other                                                                                                 299,235
                                                                                              ---------------
Total liabilities                                                                                   5,232,478
-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                    $ 3,188,627,369
                                                                                              ---------------
                                                                                              ---------------

-------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS

Paid-in capital                                                                               $ 2,284,780,588
-------------------------------------------------------------------------------------------------------------
Overdistributed net investment income                                                                (213,477)
-------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                    207,846,924
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies--Note 3                                                         696,213,334
                                                                                              ---------------
Net assets                                                                                    $ 3,188,627,369
                                                                                              ---------------
                                                                                              ---------------

-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE

Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,071,316,529
and 46,310,458 shares of beneficial interest outstanding)                                     $         44.73
Maximum offering price per share (net asset value plus sales charge of 5.75% of
offering price)                                                                               $         47.46
-------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $531,625,365 and 12,227,026 shares
of beneficial interest outstanding)                                                           $         43.48
-------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $165,230,873 and 3,837,322 shares of
beneficial interest outstanding)                                                              $         43.06
-------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$420,454,602 and 9,383,171 shares of beneficial interest outstanding)                         $         44.81

See accompanying Notes to Financial Statements.


                    21  OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF OPERATIONS  For the Year Ended August 31, 1999
-------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
INVESTMENT INCOME

Dividends (net of foreign withholding taxes of $31,335)                     $  15,427,760
------------------------------------------------------------------------------------------
Interest                                                                       10,173,934
                                                                             -------------
Total income                                                                   25,601,694

------------------------------------------------------------------------------------------
EXPENSES

Management fees--Note 4                                                        16,112,987
------------------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                                         3,444,635
Class B                                                                         3,712,308
Class C                                                                         1,262,906
------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4:
Class A                                                                         3,130,001
Class B                                                                           643,288
Class C                                                                           219,981
Class Y                                                                            35,260
------------------------------------------------------------------------------------------
Shareholder reports                                                               748,052
------------------------------------------------------------------------------------------
Registration and filing fees                                                      222,240
------------------------------------------------------------------------------------------
Custodian fees and expenses                                                       100,066
------------------------------------------------------------------------------------------
Trustees' compensation--Note 1                                                     97,911
------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                        63,945
------------------------------------------------------------------------------------------
Insurance expenses                                                                 20,127
------------------------------------------------------------------------------------------
Other                                                                             131,073
                                                                             -------------
Total expenses                                                                 29,944,780
Less expenses paid indirectly--Note 1                                             (28,218)
                                                                             -------------
Net expenses                                                                   29,916,562

------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                            (4,314,868)

------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
Net realized gain on:

Investments                                                                   213,362,731
Foreign currency transactions                                                      25,186
                                                                             -------------
Net realized gain                                                             213,387,917

------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                                   635,462,136
Translation of assets and liabilities denominated in foreign currencies           186,133
                                                                             -------------
Net change                                                                    635,648,269
                                                                             -------------
Net realized and unrealized gain                                              849,036,186

------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $ 844,721,318
                                                                             -------------
                                                                             -------------

 See accompanying Notes to Financial Statements.


                    22  OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

YEAR ENDED AUGUST 31,                                                         1999                 1998
----------------------------------------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                          $    (4,314,868)     $     6,575,863
----------------------------------------------------------------------------------------------------------
Net realized gain                                                         213,387,917          170,824,591
----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                     635,648,269         (311,950,541)
                                                                      ------------------------------------
Net increase (decrease) in net assets resulting from operations           844,721,318         (134,550,087)


----------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income:
Class A                                                                    (3,435,127)          (4,817,561)
Class B                                                                             -              (22,645)
Class C                                                                             -             (355,999)
Class Y                                                                    (1,089,768)                   -
----------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                  (101,506,314)        (143,987,822)
Class B                                                                   (17,982,633)          (9,888,962)
Class C                                                                    (6,603,979)          (5,546,656)
Class Y                                                                   (14,490,090)          (7,627,140)

----------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS

Net increase in net assets resulting from beneficial
interest transactions-Note 2:
Class A                                                                   332,180,412          274,408,889
Class B                                                                   250,141,075          178,884,590
Class C                                                                    57,426,203           54,452,106
Class Y                                                                   165,100,529          215,487,626

----------------------------------------------------------------------------------------------------------
NET ASSETS

Total increase                                                          1,504,461,626          416,436,339
----------------------------------------------------------------------------------------------------------
Beginning of period                                                     1,684,165,743        1,267,729,404
                                                                      ------------------------------------
End of period [including undistributed (overdistributed)
net investment income of $(213,477) and $4,304,905, respectively]     $ 3,188,627,369      $ 1,684,165,743
                                                                      ------------------------------------
                                                                      ------------------------------------

See accompanying Notes to Financial Statements.


                    23  OPPENHEIMER CAPITAL APPRECIATION FUND

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                                                                 YEAR                     YEAR
                                                                                                ENDED                    ENDED
                                                                                             AUG. 31,                 DEC. 31,
 Class A                                                 1999         1998         1997        1996(1)       1995         1994
--------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                   $32.53       $38.63       $30.81       $27.44       $22.63       $25.72
--------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                             (.04)         .17          .18          .11          .24          .20
 Net realized and unrealized gain (loss)                 14.87        (1.55)       11.36         3.26         7.61         (.11)
                                                        ------------------------------------------------------------------------
 Total income (loss) from
 investment operations                                   14.83        (1.38)       11.54         3.37         7.85          .09
--------------------------------------------------------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Dividends from net investment income                     (.09)        (.15)        (.17)         --          (.24)        (.20)
 Distributions from net realized gain                    (2.54)       (4.57)       (3.55)         --         (2.80)       (2.98)
                                                        ------------------------------------------------------------------------
 Total dividends and distributions
 to shareholders                                         (2.63)       (4.72)       (3.72)         --         (3.04)       (3.18)
--------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                         $44.73       $32.53       $38.63       $30.81       $27.44       $22.63
                                                        ------------------------------------------------------------------------
                                                        ------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(2)                     47.36%       (4.06)%      40.52        12.28%       34.85%        0.46%

--------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in millions)                $2,071       $1,234       $1,179         $789         $758         $302
--------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                       $1,789       $1,353       $  986         $790         $538         $325
--------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                            (0.05)%       0.48%        0.53%        0.55%        1.08%        0.72%
 Expenses                                                 1.04%        1.00%(4)     1.01%(4)     1.09%(4)     1.03%(4)     1.16%
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(5)                                 59%          60%          66%          45%          72%          35%

1. For the eight months ended August 31, 1996. The Fund changed its fiscal year end from December 31 to August 31.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio reflects the effect of expenses paid indirectly by the Fund.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended August 31, 1999, were $2,020,577,965 and $1,408,782,951, respectively.


                    24 OPPENHEIMER CAPITAL APPRECIATION FUND

                                                                                                  YEAR         YEAR
                                                                                                 ENDED        ENDED
                                                                                              AUG. 31,     DEC. 31,
 Class B                                                 1999         1998         1997        1996(1)      1995(6)
-------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                   $31.85       $38.07       $30.56       $27.37       $29.77
-------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                             (.21)        (.02)         .07           --         (.14)
 Net realized and unrealized gain (loss)                 14.38        (1.62)       11.05         3.19          .78
                                                        ----------------------------------------------------------
 Total income (loss) from
 investment operations                                   14.17        (1.64)       11.12         3.19          .64
-------------------------------------------------------------------------------------------------------------------
 Dividends and distributions to shareholders:
 Dividends from net investment income                       --         (.01)        (.06)          --         (.24)
 Distributions from net realized gain                    (2.54)       (4.57)       (3.55)          --        (2.80)
                                                        ----------------------------------------------------------
 Total dividends and distributions
 to shareholders                                         (2.54)       (4.58)       (3.61)          --        (3.04)
-------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                         $43.48       $31.85       $38.07       $30.56       $27.37
                                                        ----------------------------------------------------------
                                                        ----------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(2)                     46.20%       (4.86)%      39.30%       11.65%        1.67%
-------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in millions)                  $532         $194          $52           $5           $3
-------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                         $372         $133          $24           $4           $1
-------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                            (0.86)%      (0.37)%      (0.33)%      (0.25)%      (0.54)%
 Expenses                                                 1.84%        1.81%(4)     1.86%(4)     1.94%(4)     2.62%(4)
-------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(5)                                 59%          60%          66%          45%          72%

1. For the eight months ended August 31, 1996. The Fund changed its fiscal year end from December 31 to August 31.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio reflects the effect of expenses paid indirectly by the Fund.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended August 31, 1999 were $2,020,577,965 and $1,408,782,951, respectively.
6. For the period from November 1, 1995 (inception of offering) to December 31, 1995.


                    25 OPPENHEIMER CAPITAL APPRECIATION FUND

FINANCIAL HIGHLIGHTS Continued
-------------------------------------------------------------------------------

                                                                                                 YEAR                     YEAR
                                                                                                ENDED                    ENDED
                                                                                             AUG. 31,                 DEC. 31,
 Class C                                                 1999         1998        1997        1996(1)       1995       1994(7)
------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                   $31.57       $37.76       $30.27       $27.11       $22.50      $25.72
------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                             (.23)        (.03)         .01         (.03)         .09          --
 Net realized and unrealized gain (loss)                 14.26        (1.59)       11.03         3.19         7.43        (.15)
                                                      ------------------------------------------------------------------------
 Total income (loss) from
 investment operations                                   14.03        (1.62)       11.04         3.16         7.52        (.15)
------------------------------------------------------------------------------------------------------------------------------
 Dividends and distributions to shareholders:
 Dividends from net investment income                       --           --           --           --         (.11)       (.09)
 Distributions from net realized gain                    (2.54)       (4.57)       (3.55)          --        (2.80)      (2.98)
                                                      ------------------------------------------------------------------------
 Total dividends and distributions
 to shareholders                                         (2.54)       (4.57)       (3.55)          --        (2.91)      (3.07)
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                         $43.06       $31.57       $37.76       $30.27       $27.11      $22.50
                                                      ------------------------------------------------------------------------
                                                      ------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(2)                     46.16%       (4.84)%      39.35%       11.66%       33.56%      (0.50)%

------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in millions)                  $165          $76          $36          $10           $7          $1
------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                         $126          $62          $20           $9           $4         $(8)
------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                            (0.86)%      (0.36)%      (0.32)%      (0.30)%       0.19%      (0.02)%
 Expenses                                                 1.85%        1.82%(4)     1.85%(4)     1.93%(4)     1.90%(4)    2.18%
------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(5)                                 59%          60%          66%          45%          72%         35%

1. For the eight months ended August 31, 1996. The Fund changed its fiscal year end from December 31 to August 31.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio reflects the effect of expenses paid indirectly by the Fund.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended August 31, 1999, were $2,020,577,965 and $1,408,782,951, respectively.
6. For the period from November 1, 1995 (inception of offering) to December 31, 1995.
7. Per share amounts calculated based on the weighted average number of shares outstanding during the period.
8. Less than $500,000.


                   26 OPPENHEIMER CAPITAL APPRECIATION FUND

                                                                       YEAR      PERIOD
                                                                      ENDED       ENDED
                                                                   AUG. 31,    AUG. 31,
 Class Y                                                               1999     1998(9)
---------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                                 $32.56    $40.15
---------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                            .13       .30
 Net realized and unrealized gain (loss)                               14.85     (3.11)
                                                                      -----------------
 Total income (loss) from
 investment operations                                                 14.98     (2.81)
---------------------------------------------------------------------------------------
 Dividends and distributions to shareholders:
 Dividends from net investment income                                   (.19)     (.21)
 Distributions from net realized gain                                  (2.54)    (4.57)
                                                                      -----------------
 Total dividends and distributions
 to shareholders                                                       (2.73)    (4.78)
---------------------------------------------------------------------------------------
 Net asset value, end of period                                       $44.81    $32.56
                                                                      -----------------
                                                                      -----------------
---------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE(2)                                   47.90%    (7.45)%

---------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in millions)                                $420      $181
---------------------------------------------------------------------------------------
 Average net assets (in millions)                                       $307      $139
---------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                                           0.30%     0.75%
 Expenses                                                               0.68%     0.69%(4)
---------------------------------------------------------------------------------------
 Portfolio turnover rate(5)                                               59%       60%

1. For the eight months ended August 31, 1996. The Fund changed its fiscal year end from December 31 to August 31.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio reflects the effect of expenses paid indirectly by the Fund.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended August 31, 1999 were $2,020,577,965 and $1,408,782,951, respectively.
6. For the period from November 1, 1995 (inception of offering) to December 31, 1995.
7. Per share amounts calculated based on the weighted average number of shares outstanding during the period.
8. Less than $500,000.
9. For the period from November 3, 1997 (inception of offering) to August 31, 1998.

See accompanying Notes to Financial Statements.

                    27 OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Capital Appreciation Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end sales charge on investments up to $1 million. Class B and Class C shares may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
SECURITIES VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.
--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.


                    28 OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted a nonfunded retirement plan for the Fund's independent Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended August 31, 1999, a provision of $34,519 was made for the Fund's projected benefit obligations and payments of $13,955 were made to retired trustees, resulting in an accumulated liability of $213,539 as of August 31, 1999.

     The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Trustees in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net income per share.
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.


                    29 OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES  CONTINUED

CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

     The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended August 31, 1999, amounts have been reclassified to reflect a decrease in overdistributed net investment income of $4,321,381. Accumulated net realized gain on investments was decreased by the same amount.
--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
OTHER. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Foreign dividend income is often recorded on the payable date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                    30 OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                        YEAR ENDED AUGUST 31, 1999                  YEAR ENDED AUGUST 31, 1998(1)
                                                        SHARES                 AMOUNT               SHARES               AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
 CLASS A
 Sold                                                 16,486,612          $682,694,426            13,360,963          $517,903,302
 Dividends and/or
 distributions reinvested                              2,761,935           101,086,519             4,096,261           139,027,036
 Redeemed                                            (10,867,095)         (451,600,533)          (10,058,269)         (382,521,449)
                                                     -----------------------------------------------------------------------------
 Net increase                                          8,381,452          $332,180,412             7,398,955          $274,408,889
                                                     -----------------------------------------------------------------------------
                                                     -----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
 CLASS B
 Sold                                                  8,303,860          $339,552,020             5,675,971          $216,655,405
 Dividends and/or
 distributions reinvested                                488,475            17,477,638               287,140             9,596,214
 Redeemed                                             (2,644,213)         (106,888,583)           (1,256,002)          (47,367,029)
                                                     -----------------------------------------------------------------------------
 Net increase                                          6,148,122          $250,141,075             4,707,109          $178,884,590
                                                     -----------------------------------------------------------------------------
                                                     -----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
 CLASS C
 Sold                                                  3,159,608          $128,803,033             1,858,420          $ 70,478,018
 Dividends and/or
 distributions reinvested                                180,148             6,384,452               163,665             5,420,589
 Redeemed                                             (1,911,652)          (77,761,282)             (570,252)          (21,446,501)
                                                     -----------------------------------------------------------------------------
 Net increase                                          1,428,104          $ 57,426,203             1,451,833          $ 54,452,106
                                                     -----------------------------------------------------------------------------
                                                     -----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
 CLASS Y
 Sold                                                  4,483,054          $191,633,897             5,790,579          $225,327,981
 Dividends and/or
 distributions reinvested                                426,028            15,579,858               235,557             7,983,016
 Redeemed                                             (1,069,125)          (42,113,226)             (482,922)          (17,823,371)
                                                     -----------------------------------------------------------------------------
 Net increase                                          3,839,957          $165,100,529             5,543,214          $215,487,626
                                                     -----------------------------------------------------------------------------
                                                     -----------------------------------------------------------------------------


 1. For the year ended August 31, 1998 for Class A, B and C shares and for the period November 3, 1997 (inception of offering) to August 31, 1998 for Class Y shares.


                    31 OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. UNREALIZED GAINS AND LOSSES ON SECURITIES

As of August 31, 1999, net unrealized appreciation on securities of $696,213,334 was composed of gross appreciation of $849,511,698, and gross depreciation of $153,298,364.

-------------------------------------------------------------------------------
4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, 0.58% of the next $1.0 billion and 0.56% of average annual net assets in excess of $2.5 billion. The Fund's management fee for the year ended August 31, 1999 was 0.62% of average net assets for each class of shares.
-------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.
-------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.
     The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                        AGGREGATE           CLASS A     COMMISSIONS       COMMISSIONS     COMMISSIONS
                        FRONT-END         FRONT-END      ON CLASS A        ON CLASS B      ON CLASS C
                    SALES CHARGES     SALES CHARGES          SHARES            SHARES          SHARES
                       ON CLASS A       RETAINED BY     ADVANCED BY       ADVANCED BY     ADVANCED BY
 YEAR ENDED                SHARES       DISTRIBUTOR  DISTRIBUTOR(1)    DISTRIBUTOR(1)  DISTRIBUTOR(1)
---------------------------------------------------------------------------------------------------------
 August 31, 1999       $5,517,361        $1,584,946        $990,319        $6,605,832        $506,690

 1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.



                                    CLASS A                     CLASS B                    CLASS C
                        CONTINGENT DEFERRED         CONTINGENT DEFERRED        CONTINGENT DEFERRED
                              SALES CHARGES               SALES CHARGES              SALES CHARGES
 YEAR ENDED         RETAINED BY DISTRIBUTOR     RETAINED BY DISTRIBUTOR    RETAINED BY DISTRIBUTOR
---------------------------------------------------------------------------------------------------------
 August 31, 1999                    $18,001                    $727,007                    $39,179

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.


                    32 OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the fiscal year ended August 31, 1999, payments under the Class A Plan totaled $3,444,635, all of which was paid by the Distributor to recipients. That included $202,222 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
CLASS B AND CLASS C DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

     The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B or the Class C plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

     Distribution fees paid to the Distributor for the year ended August 31, 1999 were as follows:

                                                                   DISTRIBUTOR'S    DISTRIBUTOR'S
                                                                       AGGREGATE     UNREIMBURSED
                                                                    UNREIMBURSED    EXPENSES AS %
                         TOTAL PAYMENTS     AMOUNT RETAINED             EXPENSES    OF NET ASSETS
                             UNDER PLAN      BY DISTRIBUTOR           UNDER PLAN         OF CLASS
----------------------------------------------------------------------------------------------------
 Class B Plan                $3,712,308          $3,221,441          $11,195,215             2.11%
 Class C Plan                 1,262,906             756,267            1,084,580             0.66


                    33 OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency exchange contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.

     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

     Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

-------------------------------------------------------------------------------
6. BANK BORROWINGS

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

     The Fund had no borrowings outstanding during the year ended August 31, 1999.


                    34 OPPENHEIMER CAPITAL APPRECIATION FUND

INDEPENDENT AUDITOR'S REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER CAPITAL APPRECIATION FUND:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer Capital Appreciation Fund as of August 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, the eight-month period ended August 31, 1996 and for each of the years in the two-year period ended December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Capital Appreciation Fund as of August 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, the eight-month period ended August 31, 1996 and for each of the years in the two-year period ended December 31, 1995, in conformity with generally accepted accounting principles.





KPMG LLP

Denver, Colorado
September 22, 1999


                    35 OPPENHEIMER CAPITAL APPRECIATION FUND

FEDERAL INCOME TAX INFORMATION UNAUDITED
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
In early 2000 shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 1999. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

     Distributions of $2.6234, $2.5379, $2.5379 and $2.7288, per share were paid to Class A, Class B, Class C and Class Y shareholders, respectively, on December 15, 1998, of which $1.9551 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of capital assets held for more than one year (long-term capital gains).

     Dividends paid by the Fund during the fiscal year ended August 31, 1999 which are not designated as capital gain distributions should be multiplied by 17% to arrive at the net amount eligible for the corporate dividend-received deduction.

     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                    36 OPPENHEIMER CAPITAL APPRECIATION FUND

OPPENHEIMER CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 OFFICERS AND TRUSTEES       Leon Levy, Chairman of the Board of Trustees
                             Donald W. Spiro, Vice Chairman of the Board of
                               Trustees
                             Bridget A. Macaskill, Trustee and President
                             Robert G. Galli, Trustee
                             Phillip A. Griffiths, Trustee
                             Benjamin Lipstein, Trustee
                             Elizabeth B. Moynihan, Trustee
                             Kenneth A. Randall, Trustee
                             Edward V. Regan, Trustee
                             Russell S. Reynolds, Jr., Trustee
                             Pauline Trigere, Trustee
                             Clayton K. Yeutter, Trustee
                             Jane Putnam, Vice President
                             Andrew J. Donohue, Secretary
                             Brian W. Wixted, Treasurer
                             Robert G. Zack, Assistant Secretary
                             Robert J. Bishop, Assistant Treasurer
                             Scott T. Farrar, Assistant Treasurer

--------------------------------------------------------------------------------
 INVESTMENT ADVISOR          OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
 DISTRIBUTOR                 OppenheimerFunds Distributor, Inc.

--------------------------------------------------------------------------------
 TRANSFER AND SHAREHOLDER    OppenheimerFunds Services
 SERVICING AGENT

--------------------------------------------------------------------------------
 CUSTODIAN OF                The Bank of New York
 PORTFOLIO SECURITIES

--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS        KPMG LLP

--------------------------------------------------------------------------------
 LEGAL COUNSEL               Mayer, Brown & Platt

                             This is a copy of a report to shareholders of Oppenheimer Capital Appreciation Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Capital Appreciation Fund. For material information concerning the Fund, see the Prospectus.

                             SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


                    37 OPPENHEIMER CAPITAL APPRECIATION FUND

OPPENHEIMERFUNDS FAMILY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
 GLOBAL EQUITY
                             Developing Markets Fund             Global Fund
                             International Small Company Fund    Quest Global Value Fund
                             Europe Fund                         Global Growth & Income Fund
                             International Growth Fund

--------------------------------------------------------------------------------------------------------
 EQUITY

                             Stock                               Stock & Bond
                             Enterprise Fund(1)                  Main Street-Registered Trademark-
                                                                  Growth & Income Fund
                             Discovery Fund                      Quest Opportunity Value Fund
                             Main Street-Registered Trademark-
                              Small Cap Fund                     Total Return Fund
                             Quest Small Cap Value Fund          Quest Balanced Value Fund
                             MidCap Fund                         Capital Income Fund(2)
                             Capital Appreciation Fund           Multiple Strategies Fund
                             Growth Fund                         Disciplined Allocation Fund
                             Disciplined Value Fund              Convertible Securities Fund
                             Quest Value Fund
                                                                 Specialty
                                                                 Real Asset Fund
                                                                 Gold & Special Minerals Fund

--------------------------------------------------------------------------------------------------------
 FIXED INCOME

                             Taxable                             Municipal
                             International Bond Fund             California Municipal Fund(3)
                             World Bond Fund                     Florida Municipal Fund(3)
                             High Yield Fund                     New Jersey Municipal Fund(3)
                             Champion Income Fund                New York Municipal Fund(3)
                             Strategic Income Fund               Pennsylvania Municipal Fund(3)
                             Bond Fund                           Municipal Bond Fund
                             U.S. Government Trust               Insured Municipal Fund
                             Limited-Term Government Fund        Intermediate Municipal Fund

                                                                 Rochester Division
                                                                 Rochester Fund Municipals
                                                                 Limited Term New York Municipal Fund

--------------------------------------------------------------------------------------------------------
 MONEY MARKET(4)

                             Money Market Fund                   Cash Reserves

1. Effective July 1, 1999, this fund is closed to new investors. See prospectus for details.
2. On 4/1/99, the Fund's name was changed from "Oppenheimer Equity Income Fund."
3. Available to investors only in certain states.
4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds. Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY10048-0203.

-C- Copyright 1999 OppenheimerFunds, Inc. All rights reserved.


                    38 OPPENHEIMER CAPITAL APPRECIATION FUND

INFORMATION AND SERVICES
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                    As an Oppenheimer fund shareholder, you can
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                    investing simple. Whether it's automatic
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                    us whenever you need assistance. So call us
                    today, or visit our website--we're here to help.


INTERNET
24-hr access to account information and transactions
www.oppenheimerfunds.com
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GENERAL INFORMATION
Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
1.800.525.7048
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TELEPHONE TRANSACTIONS
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1.800.852.8457
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PHONELINK
24-hr automated information and automated transactions
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TELECOMMUNICATIONS DEVICE FOR THE DEAF (TDD)
Mon-Fri 8:30am-7pm ET
1.800.843.4461
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OPPENHEIMERFUNDS INFORMATION HOTLINE
24 hours a day, timely and insightful messages on the
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1.800.835.3104
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TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270


                                     [LOGO]

RA0320.001.0899  October 29, 1999